Segment reporting	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (CODM) in deciding how to allocate resources to an individual segment and in assessing performance. The CEO of the Company is the CODM of the Company. The CODM reviews financial information for purposes of making operating decisions, allocating resources, and evaluating financial performance. While the Company does have revenue from multiple services, no measures of profitability by service are available. As a result, discrete financial information is not available for each such component. As such, the Company has determined that it operates as one operating segment and one reportable segment.
Through March 31, 2026, the Company’s revenue was derived primarily from operations within Japan, the country of domicile of Coincheck. Furthermore, there is no single customer from which revenue amounts to 10% or more of the Company’s total revenue.